UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2015	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Foreign Common Stock (49.7%)
Australia (0.7%)
Dexus Property Group	1,533	$8
Primary Health Care	2,400	9

		17

Austria (0.8%)
EVN	900	10
Oesterreichische Post	200	9

		19

Bermuda (4.7%)
Axis Capital Holdings	400	23
Endurance Specialty Holdings	200	14
Everest Re Group	120	22
PartnerRe	200	27
RenaissanceRe Holdings	130	14
Validus Holdings	400	19

		119

Canada (5.9%)
Bank of Montreal	200	11
Bank of Nova Scotia	200	10
Canadian Imperial Bank of Commerce	200	14
Canadian Tire, Cl A	100	10
Metro, Cl A	700	19
National Bank of Canada	400	14
Power Financial	300	8
Rogers Communications, Cl B	500	17
Royal Bank of Canada	200	12
Shaw Communications, Cl B	800	17
Toronto-Dominion Bank	400	16

		148

China (1.8%)
Huaneng Power International, Cl H	12,000	15
Shenzhen Expressway, Cl H	28,000	20
Yingde Gases Group	16,000	10

		45

Denmark (0.4%)
Spar Nord Bank	900	11

France (1.3%)
Neopost	130	5
Sanofi	100	11
Thales	160	11
Total	140	7

		34

Germany (1.7%)
Muenchener Rueckversicherungs	90	16
Stada Arzneimittel	200	8
Talanx	600	19

		43

	Shares	Value (000)
Guernsey (0.7%)
Amdocs	300	$18

Hong Kong (2.0%)
BOC Hong Kong Holdings	3,500	14
China Resources Power Holdings	4,000	10
Television Broadcasts	1,500	8
Wasion Group Holdings	14,000	18

		50

Israel (0.6%)
Teva Pharmaceutical Industries	200	14

Japan (7.4%)
Canon Electronics	900	17
Fuji Oil	900	15
Heiwa	700	15
Japan Airlines	700	26
KDDI	500	13
K’s Holdings	400	13
Megmilk Snow Brand	800	12
Morinaga Milk Industry	3,000	12
Nippon Telegraph & Telephone	800	31
NTT DOCOMO	600	13
Osaka Gas	2,000	8
SKY Perfect JSAT Holdings	2,100	11

		186

Malaysia (0.4%)
AMMB Holdings	6,300	9

Mexico (0.4%)
America Movil	10,200	10

Netherlands (1.5%)
Koninklijke Ahold	1,100	22
Royal Dutch Shell, Cl B	500	15

		37

New Zealand (1.5%)
Fletcher Building	2,800	15
SKY Network Television	2,800	11
Spark New Zealand	5,400	11

		37

Norway (1.0%)
Salmar	600	9
Yara International	300	15

		24

Poland (0.3%)
PGE	1,700	8

Russia (0.4%)
Lukoil PJSC ADR	230	9

Singapore (1.2%)
DBS Group Holdings	2,000	29

South Africa (2.1%)
Barclays Africa Group	1,100	16
Lewis Group	1,600	7
Nedbank Group	700	14
Vodacom Group	1,300	15

		52

Schedule of Investments July 31, 2015	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
South Korea (2.9%)
BNK Financial Group	700	$8
KB Financial Group	400	13
Kia Motors	200	8
Korean Reinsurance	1,000	13
KT&G	100	9
SK Telecom	110	23

		74

Switzerland (0.4%)
Siegfried Holding	60	11

Taiwan (2.1%)
China Development	59,000	19
Greatek Electronics	10,000	10
Hon Hai Precision Industry	4,480	13
King’s Town Bank	14,000	12

		54

Thailand (1.3%)
PTT	2,200	20
Ratchaburi Electricity	7,700	12

		32

Turkey (1.5%)
Cimsa Cimento Sanayi VE Ticaret	2,300	13
Eregli Demir ve Celik Fabrikalari	6,700	10
TAV Havalimanlari Holding	1,800	14

		37

United Kingdom (4.7%)
BAE Systems	3,300	25
BP	2,300	14
Centrica	2,600	11
Direct Line Insurance Group	3,483	20
GlaxoSmithKline	500	11
Imperial Tobacco Group	300	15
J Sainsbury	2,600	11
Tate & Lyle	1,300	11

		118

Total Foreign Common Stock
(Cost $1,293)		1,245

Common Stock (45.9%)
Aerospace & Defense (0.9%)
L-3 Communications Holdings, Cl 3	60	7
Raytheon	150	16

		23

Banks (1.5%)
CIT Group	300	14
Wells Fargo	400	23

		37

Biotechnology (1.2%)
Amgen	100	17
Baxalta	360	12

		29

Chemicals (0.6%)
Stepan	300	15

	Shares	Value (000)
Computers & Services (2.4%)
Apple	200	$24
EMC	500	14
Hewlett-Packard	300	9
Microsoft	300	14

		61

Drug Retail (0.8%)
CVS Health	170	19

Electrical Services (6.1%)
American Electric Power	400	23
Edison International	300	18
Entergy	300	21
Exelon	700	22
FirstEnergy	800	27
Public Service Enterprise Group	500	21
SCANA	400	22

		154

Environmental & Facilities Services (0.5%)
Republic Services, Cl A	300	13

Financial Services (0.6%)
Capital One Financial	200	16

Food, Beverage & Tobacco (1.2%)
ConAgra Foods	500	22
Sanderson Farms	100	7

		29

General Merchandise Stores (1.0%)
Target	300	25

Health Care Equipment (0.6%)
Baxter International	360	14

Health Care Services (0.6%)
Quest Diagnostics	200	15

Insurance (4.8%)
ACE	100	11
Aetna	170	19
Allstate	170	12
Anthem	100	15
CIGNA	170	25
Travelers	360	38

		120

IT Consulting & Other Services (1.1%)
International Business Machines	170	28

Machinery (1.5%)
Deere	400	38

Metal & Glass Containers (0.4%)
Crown Holdings*	200	10

Mortgage REIT’s (1.6%)
Annaly Capital Management	2,000	20
Starwood Property Trust	500	11
Two Harbors Investment	900	9

		40

Schedule of Investments July 31, 2015	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Office REIT’s (0.3%)
Government Properties Income Trust	400	$7

Paper Packaging (0.5%)
Bemis	300	13

Petroleum & Fuel Products (1.2%)
Chevron	100	9
Exxon Mobil	250	20

		29

Pharmaceuticals (6.2%)
Johnson & Johnson	500	50
Merck	700	41
Pfizer	1,800	65

		156

Retail (3.8%)
Kohl’s	500	31
Kroger	400	15
Macy’s	300	21
Wal-Mart Stores	400	29

		96

Semi-Conductors/Instruments (0.9%)
Intel	800	23

Specialized REIT’s (0.5%)
DuPont Fabros Technology	400	12

Steel & Steel Works (0.7%)
Kaiser Aluminum	200	17

Telephones & Telecommunications (4.4%)
AT&T	1,167	41
Cisco System	800	23
QUALCOMM	240	15
Verizon Communications	700	33

		112

Total Common Stock
(Cost $1,090)		1,151

Preferred Stock (0.9%)
Brazil (0.3%)
Cia Paranaense de Energia	700	7

South Korea (0.6%)
Samsung Electronics, Cl Preference	20	16

Total Preferred Stock
(Cost $32)		23

	Face Amount (000)	Value (000)
Repurchase Agreement (1.7%)
Morgan Stanley 0.080%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $44 (collateralized by various US Treasury Notes, par values ranging from $1 to $23, 0.625% — 3.000%, 2/15/17 to 5/15/45; with a total market value of $45)	$44	$44

Total Repurchase Agreement
(Cost $44)		44

Total Investments — 98.2%
(Cost $2,459)†		$2,463

Percentages are based on Net Assets of $2,507 (000).

*	Non-income producing security.
†	At July 31, 2015, the tax basis cost of the Fund’s investments was $2,459(000), and the unrealized appreciation and depreciation were $185(000) and ($181(000)) respectively

ADR — American Depository Receipt

Cl — Class

REIT — Real Estate Investment Trust

Schedule of Investments July 31, 2015	(Unaudited)

The following is a list of the level of inputs used as of July 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Foreign Common Stock
Australia	$17	$—	$—	$17
Austria	19	—	—	19
Bermuda	119	—	—	119
Canada	148	—	—	148
China	45	—	—	45
Denmark	11	—	—	11
France	34	—	—	34
Germany	43	—	—	43
Guernsey	18	—	—	18
Hong Kong	50	—	—	50
Israel	—	14	—	14
Japan	186	—	—	186
Malaysia	9	—	—	9
Mexico	10	—	—	10
Netherlands	37	—	—	37
New Zealand	37	—	—	37
Norway	24	—	—	24
Poland	8	—	—	8
Russia	9	—	—	9
Singapore	29	—	—	29
South Africa	52	—	—	52
South Korea	74	—	—	74
Switzerland	11	—	—	11
Taiwan	54	—	—	54
Thailand	32	—	—	32
Turkey	37	—	—	37
United Kingdom	118	—	—	118
Total Foreign Common Stock	1,231	14	—	1,245
Common Stock	1,151	—	—	1,151
Preferred Stock	23	—	—	23
Repurchase Agreement	—	44	—	44
Total Investments in Securities	$2,405	$58	$—	$2,463

‡ Represents securities trading primarily outside the United States, the values of which were adjusted as a result of closed exchanges.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the period ended July 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent prospectus or statement of additional information.

LSV-QH-005-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015